Convertible Debentures (Details) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended	59 Months Ended
	Oct. 04, 2013	Jul. 15, 2013	Nov. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 19, 2012	Aug. 19, 2011	Sep. 30, 2013	Dec. 30, 2012	Sep. 30, 2012	Sep. 03, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2013	Sep. 29, 2013	Sep. 28, 2013	Dec. 29, 2012	Sep. 30, 2011	Sep. 29, 2011	Sep. 06, 2011	Sep. 05, 2011	Aug. 31, 2011	Aug. 26, 2011	Aug. 25, 2011	Aug. 18, 2011	Jun. 30, 2011
Convertible Debenture [Abstract]
Debt Conversion, Converted Instrument, Amount					$ 32,500
Debt Instrument, Interest Rate, Effective Percentage				6.00%	8.00%			10.00%				10.00%		10.00%			10.00%		8.00%		3.00%	10.00%			3.00%				10.00%
Debt Instrument, Convertible, Conversion Ratio	0.50				0.50
Debt Instrument, Convertible, Accrued Interest								819				819					819
Convertible Note Payable August 2011																									500,000
Debt Instrument, Periodic Payment, August 19, 2011							100,000																					100,000
Debt Instrument, Periodic Payment, August 26, 2011																										150,000	150,000
Debt Instrument, Periodic Payment September 6, 2011																							250,000	250,000
Debt Instrument, Convertible, Beneficial Conversion Feature		27,500			32,500		16,800	27,500
Amortization of Debt Discount (Premium)											2,376	1,609		1,609		2,376
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.0035	$ 0.01					$ 0.0035																$ 0.25
Common Stock, Conversion Basis						2,080,220	400,000
Interest Payable						20,055		48,750				48,750		42,219			48,750	64,658	464	15,000		151
Convertible Notes Payable	32,500					500,000		3,985				3,985			487,331		3,985
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						0.25
Accretion Expense										2,805			8,306	12,669	4,131		16,800
Three Separate Convertible Drawdown Notes				50,000					60,000
Proceeds from Three Separate Convertible Drawdown Notes			20,000	20,000
Balance Three on Three Separate Convertible Drawdown Notes Payable				30,000
Convertible Drawdown Notes, Settlement Agreement, General Release and Settlement			30,000
Three Separate Convertible Drawdown Notes, Common Stock, Conversion Basis per Note (in Dollars per share)			$ 5,714,286						$ 5,714,286
Three Separate Convertible Drawdown Notes, Loss on Conversion (in Dollars)			43,470						43,570					43,470
Debt Instrument, Face Amount			60,000
Forgiven Accrued Interest			$ 1,473